Geographic and Significant Customer Information	12 Months Ended
Dec. 31, 2023
Geographic and Significant Customer Information [Abstract]
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

NOTE 16 - GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

The Company has identified one reportable and operating segment that designs, develops, manufactures and markets Cryoablation medical devices. The results of operations provided to and analyzed by the CODM are at the consolidated level and accordingly, key resources and assessments of performance are performed at the consolidated level. We continue to evaluate our internal reporting structure and the potential impact of any changes on our segment reporting.

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021
United States	751	604	471
Japan	480	1,130	1,380
China	440	104	-
Israel	30	30	108
Thailand	14	30	964
Other[2]	1,514	1,187	1,215
	3,229	3,085	4,138

The following table sets forth reporting property and equipment information by geographic region:

	As of December 31,	As of December 31,
	2023	2022
Israel	1,084	929
United States	429	427
	1,513	1,356

The following table is a summary of customer concentrations as a percentage of revenue:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2022	2021
Customer A	*	25%	30%
Customer B	14%	*	-
Customer C	-	*	23%

*	Lower than 10%
[2]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.